Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue From Contract With Customers [Line Items]
Revenue included in contract liabilities	¥ 25,705	¥ 35,258
Revenue remaining performance obligation	¥ 198,729
Contract with customer liability decreased due to deconsolidation		¥ 12,536
Automobile Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-31
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period	Remaining term for the obligations ranges up to 12 years